SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL

17. SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the year ended December 31, 2022,

●	The Company issued 16,538 common shares for the exercise of warrants for $87,170.
●	The Company issued 12,500 common shares for the exercise of stock options for $26,875.
●	The Company issued 1,072,595 common shares for the vesting of restricted share units.

During the year ended December 31, 2021,

●	The Company issued 1,939,534 common shares for the exercise of warrants for $4,929,790.
●	The Company issued 448,660 common shares for the vesting of Restricted Share Units.
●	The Company issued 405,499 common shares for the exercise of stock options for $1,014,123.
●	The Company issued 371,901 common shares in lieu of cash for services rendered.
●	The Company issued 6,488,669 units for the Regulation A+ financing in the United States for proceeds of $18,815,485. Each unit is comprised of one common share and one share purchase warrant. These warrants had a fair value of $0.57 USD allocated to them, have an exercise price of $3.55 USD per warrant, each convert to one common share, and have a life of two years. The fair value of $8,261,511 was allocated to warrant derivative liability.
●	The Company issued 1,200,000 units for the acquisition of Vital Intelligence. Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.
●	The Company issued 5,095,966 common shares in a private placement for $25,538,213.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars

17.	SHARE CAPITAL (CONT’D)

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

As at December 31, 2022, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	6.84	286,665	286,665
November 19, 2019	November 19, 2029	$2.50	6.89	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	7.33	85,000	85,000
April 30, 2020	April 30, 2030	$3.85	7.33	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	2.51	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	7.90	32,000	32,000
February 2, 2021	February 2, 2031	$13.20	8.10	30,000	20,000
March 8, 2021	March 8, 2026	$13.90	3.19	10,000	10,000
April 27, 2021	April 27, 2031	$10.15	8.33	147,666	50,326
September 9, 2021	September 9, 2026	$4.84	3.69	25,826	8,608
				877,157	752,599

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2020	1,193,659	$2.75
Exercised	(405,494)	2.50
Granted	247,826	10.12
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.15
Forfeited	(146,334)	4.77
Outstanding, December 31, 2022	877,157	$4.60

No options were granted by the Company for the year ended December 31, 2022

During the year ended December 31, 2021,

●	The Company granted 30,000 options to an employee. Each option is exercisable at $13.20 per share for 10 years.
●	The Company granted 10,000 options to a consultant. Each option is exercisable at $13.90 per share for 5 years.
●	The Company granted 182,000 options to employees and a consultant. Each option is exercisable at $10.15 per share for 10 years.
●	The Company granted 25,826 options to an employee. Each option is exercisable at $4.84 per share for 5 years.

During the year ended December 31, 2022, the Company recorded $502,837 (2021- $1,660,894) in stock-based compensation in relation to the vesting of stock options. The fair values of stock options granted were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars

17.	SHARE CAPITAL (CONT’D)

Year ended December 31,	2022	2021
Risk free interest rate	-	0.69%-1.40%
Expected volatility	-	111.87%-113.16%
Expected life	-	5 years
Expected dividend yield	-	0%
Exercise price	$-	$13.20-13.90

Volatility is calculated using the historical volatility method based on a comparative company’s stock price.

Restricted Share Units

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, restricted stock units (RSUs). The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion. RSUs will have a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 20% (in the aggregate) of the issued and outstanding common shares from time to time.

The aggregate sales price (meaning the sum of all cash, property, notes, cancellation of debt, or other consideration received or to be received by the Company for the sale of the securities) or amount of common shares issued during any consecutive 12-month period will not exceed the greatest of the following: (i) USD $1,000,000; (ii) 15% of the total assets of the Company, measured at the Company’s most recent balance sheet date; or (iii) 15% of the outstanding amount of the common shares of the Company, measured at the Company’s most recent balance sheet date. At the election of the Board of Directors, upon each vesting date, participants receive (a) the issuance of common shares from treasury equal to the number of RSUs vesting, or (b) a cash payment equal to the number of vested RSUs multiplied by the fair market value of a common share, calculated as the closing price of the common shares on the CSE for the trading day immediately preceding such payment date; or (c) a combination of (a) and (b).

On the grant date of RSUs, the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the RSUs are accounted for as liabilities, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. The Company has a present obligation to settle in cash if the choice of settlement in shares has no commercial substance, or the Company has a past practice or a stated policy of setting in cash, or generally settles in cash whenever the counterparty asks for cash settlement. If no such obligation exists, RSUs are accounted for as equity settled share-based payments and are valued using the share price on grant date. Upon settlement:

a) If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) below.

b) If the Company elects to settle by issuing shares, the value of RSUs initially recognized in reserves is reclassified to share capital, except as noted in (c) below.

c) If the Company elects the settlement alternative with the higher fair value, as at the date of settlement, the Company recognizes an additional expense for the excess value given (i.e. the difference between the cash paid and the fair value of shares that would otherwise have been issued, or the difference between the fair value of the shares and the amount of cash that would otherwise have been paid, whichever is applicable).

As at December 31, 2022, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2020	614,666
Vested	(448,660)
Issued	348,826
Outstanding, December 31, 2021	514,832
Vested	(1,072,595)
Issued	1,820,972
Forfeited	(64,334)
Outstanding, December 31, 2022	1,198,875

During the year ended December 31, 2022, 1,072,595 RSU’s fully vested according to the terms and the Company granted 1,820,972 RSUs to employees and consultants of the Company with each RSU exercisable into one common share of the Company upon the vesting conditions being met for a period of eighteen months from the grant date. In addition, 64,334 RSU’s were forfeited by employees who have left the Company.

During the year ended December 31, 2021, 323,661 RSUs fully vested according to the terms and the Company accelerated the vesting of 124,999 RSUs. The Company issued 348,826 RSUs to employees of the Company with each RSU exercisable into one common share of the Company or the cash equivalent thereof upon the vesting conditions being met for a period of three years from the grant date.

During the year ended December 31, 2022, the Company recorded share-based payment expense of $2,808,187 (2021: $2,291,701) for RSUs, based on the fair values of RSUs granted which were calculated using the closing price of the Company’s stock on the day prior to grant.

Warrants

During the years ended December 31, 2021 and 2020, the Company issued warrants (“USD Warrants”) with a USD exercise price. Being in a foreign currency that is not the Company’s functional currency and these warrants were not issued in exchange for services, these USD Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, these USD Warrants are revalued on a quarterly basis to fair market value with the change in fair value being recorded profit or loss. The initial fair value of these USD Warrants was parsed out from equity and recorded as a financial liability.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars

17.	SHARE CAPITAL (CONT’D)

To reach a fair value of the USD Warrants, a Black Scholes calculation is used, calculated in USD as the Company also trades on the Nasdaq. The Black Scholes value per USD Warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period from the Bank of Canada.

Warrant Derivative Liability

Balance at December 31, 2020	$748,634
Warrant issuance	8,261,511
Exercised	(98,048)
Change in fair value of warrants outstanding	(4,046,325)
Balance at December 31, 2021	$4,865,772
Change in fair value of warrants outstanding	(4,865,772)
Balance at December 31, 2022	$-

Derivative liability balance at	December 31, 2022	December 31, 2021
Warrants	$-	$4,865,772
Contingent consideration (note 3)	57,314	694,230
Ending balance	$57,314	$5,560,002

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price	Number of Warrants Outstanding at December 31, 2022	Fair Value at December 31, 2022	Number of Warrants Outstanding at December 31, 2021	Fair Value at December 31, 2021
November 30, 2020	US$ 3.55	-	$-	482,425	$182,262
February 5, 2021(1)	US$ 3.55	1,319,675	-	1,323,275	951,226
March 5, 2021(2)	US$ 3.55	5,142,324	-	5,154,321	3,732,284
July 29, 2021 (3)	US$5.00	250,000	-	250,000	-
September 14, 2021 (4)	US$5.00	4,798	-	4,798	-
		6,716,797	$-	7,214,819	$4,865,772

1)	Subsequent to December 31, 2022, the warrants expired on February 5, 2023.
2)	Subsequent to December 31, 2022, the warrants expired on March 5, 2023.
3)	The warrants expire July 29, 2024.
4)	The warrants expire September 14, 2024.

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2022	December 31, 2021
Risk free interest rate	4.07%	0.23%-0.95%
Expected volatility	91.66%-93.48%	70.95%-144.59%
Expected life	0.10-0.18 years	2-3 years
Expected dividend yield	0%	0%

Volatility is calculated using the historical volatility method.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars

17.	SHARE CAPITAL (CONT’D)

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2020	2,416,864	$2.95
Exercised	(1,939,534)	2.54
Forfeited	(6,000)	2.50
Issued	7,943,489	5.10
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.51
Expired	(481,484)	4.61
Outstanding December 31, 2022	7,916,797	$5.08

As at December 31, 2022, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price	Number of warrants outstanding
February 5, 2021	February 5, 2023	US$ 3.55	1,319,675
March 5, 2021	March 5, 2023	US$ 3.55	5,142,324
March 22, 2021	March 22, 2023	CDN$ 13.35	1,200,000
July 29, 2021	July 29, 2024	US$ 5.00	250,000
September 14, 2021	September 14, 2024	US$ 5.00	4,798
			7,916,797

The weighted average remaining contractual life of warrants outstanding as of December 31, 2022, was 0.47 years (December 31, 2021 – 1.20 years).

The 1,200,000 warrants issued on March 22, 2021 to acquire Vital, 900,000 of the warrants are currently held in escrow, to be released upon completion of the milestones (note 3).